Derivatives and Concentration of Credit Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Collateral posted to derivative		$ 26
Initial margin	$ 0	9
Maintenance margin		17
Net derivative liability position	1	$ 17
Additional collateral posted	$ 1
Unearned Non Cash Stock Based Compensation Expected To Recognize As Expense Over Period	3 years
Net credit exposure percentage	99.00%
Collateral support	$ 45
Domestic Segment | BP Energy
Derivative [Line Items]
Percentage of consolidated revenue	3.00%	15.00%	7.00%
Domestic Segment | Western Refining [Member]
Derivative [Line Items]
Percentage of consolidated revenue	11.00%	4.00%	2.00%
Maximum
Derivative [Line Items]
Reduction in derivative liabilities	$ 1	$ 1